CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss for the year	$ (26,304,279)	$ (22,505,057)	$ (33,122,888)
Depreciation - property and equipment (note 6, 21)	130,243	88,957	122,982
Depreciation - right-of-use assets (note 7, 21)	321,822	357,230	362,592
Share-based compensation (note 10, 21, 22)	3,825,901	2,558,974	1,470,153
Interest expense on lease liabilities (note 7)	91,727	68,526	94,817
Unrealized foreign exchange loss	425,681	645,078	353,189
Change in fair value of warrant derivative (note 8)	(17,117)	(3,491,928)	12,608,808
Net change in non-cash working capital (note 18)	(907,987)	209,779	(1,795,777)
Cash used in operating activities	(22,434,009)	(22,068,441)	(19,906,124)
Investing Activities
Acquisition of property and equipment (note 6)	(285,948)	(29,305)	(10,905)
Cash used in investing activities	(285,948)	(29,305)	(10,905)
Financing Activities
Proceeds from exercise of stock options (note 10)	238,450	241,922	0
Payment of lease liabilities (note 7)	(365,510)	(460,724)	(447,497)
Cash provided by financing activities	33,015,677	39,773,804	21,015,596
Increase in cash	10,295,720	17,676,058	1,098,567
Cash and cash equivalents, beginning of year	31,219,574	14,148,021	13,699,881
Impact of foreign exchange on cash and cash equivalents	(253,250)	(604,505)	(650,427)
Cash and cash equivalents, end of year	41,262,044	31,219,574	14,148,021
Warrant Derivative and Shares Under Warrant Agreement
Financing Activities
Proceeds from share issuance	230,946	1,696,460	3,465,867
Common Stock Purchase Agreement
Financing Activities
Proceeds from share issuance	0	0	5,360,247
At-the-market agreement
Financing Activities
Proceeds from share issuance	32,911,791	38,296,146	8,131,620
Public offering
Financing Activities
Proceeds from share issuance	$ 0	$ 0	$ 4,505,359